Income Tax (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Tax (Details) [Line Items]
Potential tax benefit related to gross tax losses carried forward		$ 147,101,619
Non-refundable tax		$ 2,976,920
carryforward tax losses [Member]
Income Tax (Details) [Line Items]
Potential tax benefit related to gross tax losses carried forward	$ 153,026,530
Non-refundable tax	$ 2,976,920